Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (41,092)	$ (2,355)
Net income from discontinued operation	87,748	4
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,619	181
Amortization of operating lease right-of-use asset	56
Changes in fair value of warrant liabilities	(15)	45
Changes in fair value of convertible notes	1,956
Issuance costs and discount on convertible notes	564
Disposal loss of property and equipment		114
Inventory write-downs		508
Impairment loss of advance to suppliers and prepaid expenses	34
Deferred tax benefit	(42)
Share-based compensation	31,211
Changes in assets and liabilities:
Accounts receivable	(8,672)
Advance to supplier	(668)
Inventories	105	457
Prepaid expenses and other current assets	(109)	796
Other non-current assets	(34)
Operating lease	(45)
Accounts payable	156	(82)
Advance from customers	75
Accrued expenses and other current liabilities	10,174	918
Net cash (used in) provided by operating activities from continuing operation	(4,727)	582
Net cash provided by (used in) operating activities from discontinued operation	2,116	(1,607)
Net cash used in operating activities	(2,611)	(1,025)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(112)
Net cash outflow from disposal of a subsidiary	(1,335)
Proceeds from disposal of property and equipment		107
Loans to third parties	(1,897)
Loan to a related party	(255)
Net cash (used in) provided by investing activities from continuing operation	(3,599)	107
Net cash used in investing activities from discontinued operation	(1,488)	(24)
Net cash (used in) provided by investing activities	(5,087)	83
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties	163	716
Loan proceeds from a third party	9	136
Repayments of loan from related parties	(449)	(27)
Proceeds from convertible notes	2,937
Issuance of Class B ordinary shares under Equity Purchase Facility	2,109
Net cash provided by financing activities from continuing operations	4,769	825
Net cash provided by financing activities from discontinued operations		39
Net cash provided by financing activities	4,769	864
Effect of exchange rate changes	(288)	99
Net (decrease) increase in cash and cash equivalents	(3,217)	21
Cash and cash equivalents and restricted cash, at beginning of the period	5,327	1,287
Cash and cash equivalents and restricted cash, at end of the period	2,110	1,308
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Expenses paid by a third party on behalf of the Group		407
Conversion of convertible notes	13,598
Issuance of Class B ordinary shares for debt extinguishment	72
Issuance of Class B ordinary shares for acquisition of Neurovia AI Limited	68,600
Issuance of Class B ordinary shares for acquisition of QC Capital Limited	38,735
Issuance of Class B ordinary shares for acquisition of factory usage rights	295
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid